WARRANTS (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Granted		5,200
Granted		$ 94.50
Exercised
Exercised
Forfeited/Expired	(5,200)	(2,600)
Forfeited	$ 94.50	$ 94.50
Weighted average remaining life in years	1 year 1 month 6 days
Exercisable Outstanding shares	1,517
Weighted average exercisable price	$ 94.50
Weighted average remaining life in years	1 year 1 month 6 days
Warrants [Member]
Related Party Transaction [Line Items]
Number of warrants outstanding , shares	7,800	5,200
Weighted average exercise price	$ 94.50	$ 94.50
Number of warrants outstanding , shares	2,600	7,800
Weighted average exercise price	$ 94.50	$ 94.50